RELATED PARTY TRANSACTIONS - Narratives (Details) - 401(K) Plan - Common Stock - Orange County Bancorp, Inc.	12 Months Ended
Dec. 31, 2025 USD ($) shares
RELATED PARTY TRANSACTIONS
Number of shares sold | shares	33,771
Fair value of shares sold	$ 864,321
Number of shares purchased | shares	33,503
Fair value of shares purchased	$ 852,724
Dividend income	$ 57,490